Goodwill and Other Intangible Assets (Tables)	12 Months Ended
May 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill, by Reportable Segment

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2018 and 2017, are as follows:

	Industrial	Specialty	Consumer
(In thousands)	Segment	Segment	Segment	Total
Balance as of June 1, 2016	$475,409	$171,714	$572,507	$1,219,630
Acquisitions	41,268	3,273	30,820	75,361
Impairments			(141,394)	(141,394)
Translation adjustments	(342)	(1,009)	(8,333)	(9,684)
Balance as of May 31, 2017	516,335	173,978	453,600	1,143,913
Acquisitions	19,736	2,643	21,277	43,656
Translation adjustments	1,247	517	2,841	4,605
Balance as of May 31, 2018	$537,318	$177,138	$477,718	$1,192,174

Other Intangible Assets Major Classes

Other intangible assets consist of the following major classes:

		Gross		Net Other
	Amortization	Carrying	Accumulated	Intangible
(In thousands)	Period (In Years)	Amount	Amortization	Assets
As of May 31, 2018
Amortized intangible assets
Formulae	10 to 33	$221,812	$(140,160)	$81,652
Customer-related intangibles	5 to 33	369,687	(147,831)	221,856
Trademarks/names	5 to 40	36,671	(17,998)	18,673
Other	2 to 30	37,589	(24,946)	12,643
Total Amortized Intangibles		665,759	(330,935)	334,824
Indefinite-lived intangible assets
Trademarks/names		249,448		249,448
Total Other Intangible Assets		$915,207	$(330,935)	$584,272
As of May 31, 2017
Amortized intangible assets
Formulae	5 to 33	$214,677	$(128,825)	$85,852
Customer-related intangibles	5 to 33	339,892	(122,772)	217,120
Trademarks/names	5 to 40	36,461	(15,480)	20,981
Other	2 to 20	37,545	(21,288)	16,257
Total Amortized Intangibles		628,575	(288,365)	340,210
Indefinite-lived intangible assets
Trademarks/names		232,882		232,882
Total Other Intangible Assets		$861,457	$(288,365)	$573,092